Receivables and other assets - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Receivables participated in the global factoring programme	$ 697	$ 588
Receivables participated in the letter of credit discounting programme	$ 965	$ 510